Note 18 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Business Combination, Contingent Consideration, Liability, Total	$ 14,423
Fair Value, Inputs, Level 1 [Member]
Business Combination, Contingent Consideration, Liability, Total
Fair Value, Inputs, Level 2 [Member]
Business Combination, Contingent Consideration, Liability, Total
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability, Total	$ 14,423	$ 13,286